Bank Loans and Banking Facilities - Additional Information (Detail) - Nam Tai Inno Park - China Construction Bank ("CCB")	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 10, 2018 CNY (¥)
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 175,000,000		¥ 1,200,000
Debt Instrument, Term	10 years
Line of credit, current		$ 0
PBOC Benchmark Interest Rate | Minimum
Debt Instrument [Line Items]
Adjusted interest rate	10.00%
PBOC Benchmark Interest Rate | Maximum
Debt Instrument [Line Items]
Adjusted interest rate	60.00%